Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Roxbury Funds (the “Trust”)/Preliminary Proxy Materials
(1933 Act Registration No. 333-133691)
(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust being held to approve a new investment advisory agreement between the Trust, on behalf of the Roxbury Small-Cap Growth Fund, and Roxbury Capital Management, LLC.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2867.

Sincerely,

/s/ Michelle M. Lombardo
Michelle M. Lombardo